Condensed Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net loss per share - Diluted	$ (0.17)	$ (0.22)	$ (0.40)	$ (0.58)	$ (0.96)	$ (1.43)
Weighted average number of common shares outstanding – Diluted	13,561,499	11,240,279	13,359,305	10,799,832	11,577,808	9,431,718